Loss per share (EPS) - Basic and diluted (Details) - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Loss per share (EPS)
Loss of year attributable to equity holders (in EUR)	€ (32,964,000)	€ (20,607,000)	€ (48,910,000)	€ (42,991,000)
Weighted average number of common shares outstanding (in units)	57,012,745	37,431,255	50,125,593	37,429,260
Basic earnings per share in EUR (EUR/unit)	€ (0.578)	€ (0.551)	€ (0.976)	€ (1.149)
Diluted earnings per share in EUR (EUR/unit)	€ (0.578)	€ (0.551)	€ (0.976)	€ (1.149)